Summary, Invesco Limited Maturity Treasury Fund - Class A, A2 And Y | Invesco Limited Maturity Treasury Fund
Fund Summary - Invesco Limited Maturity Treasury Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Limited Maturity Treasury Fund	Class A, Invesco Limited Maturity Treasury Fund	Class A2, Invesco Limited Maturity Treasury Fund	Class Y, Invesco Limited Maturity Treasury Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Limited Maturity Treasury Fund	Class A, Invesco Limited Maturity Treasury Fund	Class A2, Invesco Limited Maturity Treasury Fund	Class Y, Invesco Limited Maturity Treasury Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	none
Other Expenses	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.72%	0.62%	0.47%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Limited Maturity Treasury Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Limited Maturity Treasury Fund	Class A	322	474	641	1,122
Class A2, Invesco Limited Maturity Treasury Fund	Class A2	163	297	442	866
Class Y, Invesco Limited Maturity Treasury Fund	Class Y	48	151	263	591

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, including bills, notes and bonds. The Fund invests principally in short-term U.S. Treasury notes with remaining maturities of five years or less at the time of purchase.

The Fund may also invest in derivative instruments such as futures contracts and swap agreements.

The Fund intends to maintain an average weighted maturity of three years or less.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning or sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A2 shares year-to-date (ended March 31, 2011): -0.09% Best Quarter (ended September 30, 2001): 3.09% Worst Quarter (ended June 30, 2004): -1.06%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Limited Maturity Treasury Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A2, Invesco Limited Maturity Treasury Fund	Class A2 shares: Inception (12/15/1987)		Return Before Taxes		(0.04%)	3.02%	3.00%	Dec. 15, 1987
Return Before Taxes Class A, Invesco Limited Maturity Treasury Fund	Class A shares: Inception (10/31/2002)	[1]			(1.69%)	2.58%	2.68%	Oct. 31, 2002
Return Before Taxes Class Y, Invesco Limited Maturity Treasury Fund	Class Y shares: Inception (10/3/2008)	[2]			1.06%	3.26%	3.12%	Oct. 03, 2008
Return After Taxes on Distributions Class A2, Invesco Limited Maturity Treasury Fund	Class A2 shares: Inception (12/15/1987)		Return After Taxes on Distributions		(0.23%)	2.20%	2.02%	Dec. 15, 1987
Return After Taxes on Distributions and Sale of Fund Shares Class A2, Invesco Limited Maturity Treasury Fund	Class A2 shares: Inception (12/15/1987)		Return After Taxes on Distributions and Sale of Fund Shares		0.14%	2.11%	1.98%	Dec. 15, 1987
Barclays Capital U.S. Aggregate Index			Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Barclays Capital 1-2 Year U.S. Government Index			Barclays Capital 1-2 Year U.S. Government Index	(reflects no deduction for fees, expenses or taxes)	1.65%	3.92%	3.75%
Lipper Short U.S. Treasury Funds Category Average			Lipper Short U.S. Treasury Funds Category Average		2.06%	3.92%	3.60%
[1]	Class A shares' performance shown prior to the inception date is that of Class A2 shares restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.